Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues:
Third parties	$ 737,874	$ 1,632,876	$ 11,145,833
Related parties	12,404,031	12,481,927	8,076,155
Total net revenues	13,141,905	14,114,803	19,221,988
Cost of revenues:
Third parties	(15,649,173)	(14,602,208)	(30,500,596)
Related parties	(335,504)	0	(379,465)
Total cost of revenues	(15,984,677)	(14,602,208)	(30,880,061)
Gross loss	(2,842,772)	(487,405)	(11,658,073)
Operating expenses:
Product development	(3,496,393)	(1,972,160)	(2,692,884)
Selling and marketing	(1,796,980)	(1,688,740)	(11,817,758)
General and administrative	(8,089,086)	(6,819,998)	(22,036,393)
Impairment of goodwill and intangible assets	(27,225,907)	0	(1,365,376)
Total operating expenses	(40,608,366)	(10,480,898)	(37,912,411)
Operating loss	(43,451,138)	(10,968,303)	(49,570,484)
Interest income:
Third parties	83,815	362,963	61,835
Related parties	28,856	256,753	108,019
Total interest income	112,671	619,716	169,854
Interest expense:
Third parties	0	(170,493)	(430,477)
Related parties	(16,365)	(448,011)	(688,952)
Total interest expense	(16,365)	(618,504)	(1,119,429)
Other income, net	4,101,039	1,728,538	1,294,135
Loss before income tax benefits	(39,253,793)	(9,238,553)	(49,225,924)
Income tax benefits	4,826,059	0	99,479
Equity in losses of affiliated company, net of tax	0	(252,585)	(263,313)
Net loss	(34,427,734)	(9,491,138)	(49,389,758)
Less: Net loss attributable to non-controlling interests	0	0	45,851
Net loss attributable to Ku6 Media Co., Ltd.	(34,427,734)	(9,491,138)	(49,343,907)
Net loss	(34,427,734)	(9,491,138)	(49,389,758)
Other comprehensive loss, net of tax:
Currency translation adjustments of subsidiaries	(97,774)	(89,616)	(624,595)
Comprehensive loss	(34,525,508)	(9,580,754)	(50,014,353)
Comprehensive loss attributable to non-controlling interests	0	0	49,390
Comprehensive loss attributable to Ku6 Media Co., Ltd.	$ (34,525,508)	$ (9,580,754)	$ (49,964,963)
Ordinary shares [Member]
Loss per share-basic and diluted
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.01)	$ 0.00	$ (0.01)
Weighted average shares used in per share calculation-basic and diluted	4,728,185,434	4,901,279,176	4,265,277,638
ADS (1 ADS=100 shares) [Member]
Loss per share-basic and diluted
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.73)	$ (0.19)	$ (1.16)
Weighted average shares used in per share calculation-basic and diluted	47,281,854	49,012,792	42,652,776